Investment in associated companies (Restated)(Tables)	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Ownership Percentages Equity Method Investments
The total investments in Seadrill Partners recorded under the equity method of $2,809 million which includes the Company’s share of the basis difference between the total fair value and the total underlying book value of Seadrill Partners’ assets at the deconsolidation date are as follows:

(In US$ millions)	Book value	Fair value	Basis difference	Seadrill's share of basis difference (1)
Drilling units	3,444	5,245	1,801	1,295
Drilling contracts	—	170	170	142
Goodwill	—	1,214	1,214	352
Total	3,444	6,629	3,185	1,789

(1)
Seadrill’s share of the basis difference relates to both its investment in the subordinated units of Seadrill Partners, and its direct ownership interests in various subsidiaries of Seadrill Partners, all of which investments are accounted for under the equity method. The total basis difference has been assigned based on Seadrill’s proportional ownership interest in each investee. In the case of Seadrill’s investment in the subordinated units of Seadrill Partners, the proportional allocation to the subordinated units was based on the relative fair values of the various equity interests in Seadrill Partners.

The Company has the following investments that are or have been recorded using the equity method for the periods presented in these Consolidated Financial Statements:

Ownership percentage	December 31, 2016	December 31, 2015	December 31, 2014
Archer	39.7%	39.9%	39.9%
Seabras Sapura Participacoes Ltda ("Seabras Sapura Participacoes")	50.0%	50.0%	50.0%
Seabras Sapura Holding GmbH ("Seabras Sapura Holding")	50.0%	50.0%	50.0%
Itaunas Drilling B.V. ("Itaunas Drilling")	30.0%	30.0%	30.0%
Camburi Drilling B.V. ("Camburi Drilling")	30.0%	30.0%	30.0%
Sahy Drilling B.V. ("Sahy Drilling")	30.0%	30.0%	30.0%
Seadrill Partners ("SDLP")	Note 1	Note 1	Note 1
SeaMex Ltd. ("SeaMex")	50.0%	50.0%	—%

(1)
As at the deconsolidation date of Seadrill Partners on January 2, 2014, the Company recognized its ownership interests in Seadrill Partners and direct ownership interests in Seadrill Partners subsidiaries, at fair value at the date of deconsolidation. Refer to Seadrill Partners paragraph below for additional information.

Equity Method Investments
The table below summarizes the total impairments of investments during the years ending December 31, 2016, 2015 and 2014:

	Year ended December 31,
(In US$ millions)	2016	2015	2014
		Restated
Impairments of Marketable securities (refer to Note 14)
Seadrill Partners - Common Units	153	574	—
SapuraKencana	—	178	—
Total impairment of marketable securities investments (reclassification from OCI)	153	752	—

Impairments of Investment in associated companies and joint ventures (refer to Note 17)
Seadrill Partners - Total direct ownership investments	400	302	—
Seadrill Partners - Subordinated units	180	125	—
Seadrill Partners - Seadrill member interest and IDRs	73	106	—
SeaMex Limited	76	—	—
Itaunas Drilling, Camburi Drilling, and Sahy Drilling	13	—	—
Total impairment of investments in associated companies and joint ventures	742	533	—

Total impairment of investments	895	1,285	—
At the year end the share of recorded equity in the statutory accounts of the Company’s associated companies were as follows:

(In US$ millions)	December 31, 2016	December 31, 2015	December 31, 2014
Archer	15	79	218
Seabras Sapura Participacoes	47	24	24
Seabras Sapura Holding	77	19	6
Seadrill Partners (1)	N/A	N/A	N/A
Seamex	218	200	—
Total	357	322	261

(1)
The Company accounts for its direct interests in operating subsidiaries of Seadrill Partners, and its ownership of Seadrill Partners Subordinated Units, under the equity method. The Company’s share of Seadrill Partner’s recorded equity consists of the equity attributable to non-controlling interests in Seadrill Partners, and additionally a proportionate share of equity attributable to Seadrill Partners’ unitholders.

The equity attributable to non-controlling interest in Seadrill Partners as at December 31, 2016 was $1,343 million (December 31, 2015: $1,133.1 million). Seadrill’s holding in the subordinated units represents 18.0% of the limited partner interests in Seadrill Partners. Total equity attributable to Seadrill Partners unitholders as at December 31, 2016 was $1,193 million (December 31, 2015: $964.3 million).
At year-end the book values of the Company’s investment in associated companies are as follows:

(In US$ millions)	December 31, 2016	December 31, 2015
		Restated
Archer	—	—
Seabras Sapura Participacoes	47	29
Seabras Sapura Holding	227	158
Itaunas Drilling	—	3
Camburi Drilling	—	6
Sahy Drilling	—	4
Seadrill Partners - Total direct ownership interests	1,537	1,769
Seadrill Partners - Subordinated units	157	293
Seadrill Partners - Seadrill member interest and IDRs (1)	64	137
Seamex Ltd.	136	193
Total	2,168	2,592

(1)
The Seadrill Partners - Seadrill member interest and Incentive Distribution Rights (“IDR’s”) are accounted for as cost-method investments on the basis that they do not represent common stock interests and their fair value is not readily determinable. The investments are held at cost and not subsequently re-measured. For more details on the deconsolidation of Seadrill Partners see Note 11 "Disposals of businesses and deconsolidation of subsidiaries" for more information.

Summarized Balance Sheet Information of Equity Method Investees
Summarized Consolidated Balance Sheet information of the Company’s equity method investees is as follows:

	Balance at December 31, 2016
(In US$ millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non-Controlling interest
Archer	287	773	313	718	—
Seabras Sapura Participacoes	100	317	149	174	—
Seabras Sapura Holding	258	1,393	509	988	—
Seadrill Partners	1,214	5,567	665	3,580	1,343
SeaMex	299	1,096	135	824	—
Total	2,158	9,146	1,772	6,284	1,343

	Balance at December 31, 2015
(In US$ millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non-Controlling interest
Archer	363	904	319	751	—
Seabras Sapura Participacoes	76	308	79	258	—
Seabras Sapura Holding	133	1,183	80	1,199	—
Seadrill Partners	892	5,949	847	3,897	1,133
SeaMex	218	1,157	176	799	—
Total	1,682	9,501	1,501	6,904	1,133

Summarized Statement of Operations Information of Equity Method Investees
Summarized Consolidated Statement of Operations information for the Company’s equity method investees is as follows:

	Year ended December 31, 2016
(In US$ millions)	Operating revenues	Net operating income	Net income	Net income attributable to non-controlling interest
Archer	818	(41)	(166)	—
Seabras Sapura Participacoes	148	46	39	—
Seabras Sapura Holding	241	155	89	—
Seadrill Partners	1,600	818	546	265
SeaMex	280	119	36	—
Total	3,087	1,097	544	265

	Year ended December 31, 2015
(In US$ millions)	Operating revenues	Net operating income	Net income	Net income attributable to non-controlling interest
Archer	1,321	(13)	(359)	—
Seabras Sapura Participacoes	53	3	1	—
Seabras Sapura Holding	124	76	51	—
Seadrill Partners	1,742	844	488	231
SeaMex	238	79	24	—
Total	3,478	989	205	231

	Year ended December 31, 2014
(In US$ millions)	Operating revenues	Net operating income	Net income	Net income attributable to non-controlling interest
Archer	2,254	26	(96)	—
Seabras Sapura Participacoes	29	(6)	(6)	—
Seabras Sapura Holding	39	24	13	—
Seadrill Partners	1,343	615	315	176
Total	3,665	659	226	176